SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF MAJOR SUBSIDIARIES AND CONSOLIDATED VARIABLE INTEREST ENTITIES

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2025:

	Palace of Incorporation	Percentage of ownership
Beijing Ronglian Yitong Information Technology Co., Ltd.	PRC	VIE
Beijing Ronglian Qimo Technology Co., Ltd.	PRC	100%
Beijing Ronglian Guanghui Technology Co., Ltd.	PRC	100%
Beijing Baiyi High-tech Information Technology Co., Ltd.	PRC	100%
Beijing Ronglian Huitong Technology Information Co., Ltd.	PRC	100%
Shenzhen Zhongtian Wangjing Technology Co., Ltd.	PRC	100%
Cloopen Japan Co., Ltd.	Japan	100%
Anxun Guantong (Beijing) Technology Co., Ltd.	PRC	100%
Cloopen limited	HK	100%

SCHEDULE OF CASH ON HAND AND CASH AT BANK

Cash consists of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31,
	2024	2025
	RMB	RMB
Cash balances include deposits in: Financial institutions in the mainland of the PRC
—Denominated in Renminbi (“RMB”)	257,829	217,384
—Denominated in US$	160,963	24,162
Total cash balances held at mainland PRC financial institutions	418,792	241,546
Financial institutions in Hong Kong Special Administrative Region (“HKSAR”)
—Denominated in US$	180,551	-
— Denominated in Renminbi (“RMB”)	-	45,973
Total cash balances held at HKSAR financial institutions	180,551	45,973
Financial institutions in Japan
—Denominated in Japanese Yen	25,265	18,450
— Denominated in United Stated Dollars (“USD”)	11,030	10,570
Total cash balances held at Japan financial institutions	36,295	29,020
Financial institutions in Malaysia
—Denominated in Malaysian Ringgit	842	463
—Denominated in US$	77	174
Total cash balances held at Malaysia financial institutions	919	637
Financial institutions in Singapore
—Denominated in SGD	1,978	2,202
— Denominated in United Stated Dollars (“USD”)	1,166	4,756
Total cash balances held at Singapore financial institutions	3,144	6,958
Financial institutions in Korean
— Denominated in Korean Won (“KRW”)	362	-
— Denominated in United Stated Dollars (“USD”)	49	-
Total cash balances held at Korean financial institutions	411	-
Financial institutions in Mexico
— Denominated in United Stated Dollars (“USD”)	7	-
Total cash balances held at Korean financial institutions	7	-
Total cash balances held at financial institutions	640,119	324,134
Total cash balances	640,119	324,134

SCHEDULE OF TERM DEPOSITS MAINTAINED AT BANKS	Term deposits maintained at financial institutions consist of the following:
	2024	2025
	RMB	RMB
US$ denominated bank deposits with financial institutions in the PRC	222,783	211,463

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

The estimated useful lives are as follows:

Computer and office equipment	3-5 years
Furniture and fixtures	3-5 years
Motor vehicles	4-5 years
Buildings	20 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS

The estimated useful lives of intangible assets are as follows:

Software copyrights	8 years
Telecommunication business operation licenses	3-5 years
Technology	6-10 years
Non-compete arrangements	4-7 year
Customer relationship	3-10 years
Trademark	10 years
Order backlogs	1-4 years
Software	3-8 years